Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets other than goodwill [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships (1)		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2021	Ps.	76,649	Ps.	52,820	Ps.	8,647	Ps.	1,376	Ps.	139,492	Ps.	10,873	Ps.	9,850	Ps.	1,897	Ps.	2,350	Ps.	24,970	Ps.	164,462
Additions		2		—		—		127		129		1,140		—		145		1,103		2,388		2,517
Acquisitions from business combinations (see Note 4)		—		7,940		65		—		8,005		—		873		—		1		874		8,879
Transfer of completed development systems		—		—		—		—		—		262		—		—		(262)		—		—
Disposals		—		(12)		—		(10)		(22)		(973)		—		(36)		(102)		(1,111)		(1,133)
Effect of movements in exchange rates		(1,255)		(2,303)		(584)		(80)		(4,222)		(641)		77		—		(682)		(1,246)		(5,468)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		62		62		62
Impairment		—		(1,094)		(55)		—		(1,149)		—		—		—		—		—		(1,149)
Cost as of December 31, 2021	Ps.	75,396	Ps.	57,351	Ps.	8,073	Ps.	1,413	Ps.	142,233	Ps.	10,661	Ps.	10,800	Ps.	2,006	Ps.	2,470	Ps.	25,937	Ps.	168,170

(1)Includes customer relationships related to the acquisitions through Envoy Solutions disclosed in Note 4.

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships (1)		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2022	Ps.	75,396	Ps.	57,351	Ps.	8,073	Ps.	1,413	Ps.	142,233	Ps.	10,661	Ps.	10,800	Ps.	2,006	Ps.	2,470	Ps.	25,937	Ps.	168,170
Additions		—		22		—		12		34		672		—		50		1,476		2,198		2,232
Acquisitions from business combinations (see Note 4)		1,116		33,715		1,077		—		35,908		373		—		—		1,054		1,427		37,335
Changes in fair value of past acquisitions		—		(2,557)		—		—		(2,557)		—		2,955		—		—		2,955		398
Internal developments		—		—		—		—		—		10		—		—		—		10		10
Transfer of completed development systems		—		—		—		—		—		65		—		(50)		(15)		—		—
Disposals		—		—		—		(2)		(2)		(891)		(3)		(29)		—		(923)		(925)
Effect of movements in exchange rates		(756)		(2,057)		(106)		(158)		(3,077)		15		(264)		—		466		217		(2,860)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		80		80		80
Impairment		—		(770)		—		—		(770)		—		—		—		—		—		(770)
Cost as of December 31, 2022	Ps.	75,756	Ps.	85,704	Ps.	9,044	Ps.	1,265	Ps.	171,769	Ps.	10,905	Ps.	13,488	Ps.	1,977	Ps.	5,531	Ps.	31,901	Ps.	203,670

(1)Includes customer relationships related to the acquisitions through Envoy Solutions disclosed in Note 4.

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2023	Ps.	75,756	Ps.	85,704	Ps.	9,044	Ps.	1,265	Ps.	171,769	Ps.	10,905	Ps.	13,488	Ps.	1,977	Ps.	5,531	Ps.	31,901	Ps.	203,670
Additions		—		—		—		4		4		1,966		—		261		1,174		3,401		3,405
Acquisitions from business combinations (see Note 4)		—		3,918		26		—		3,944		145		188		—		25		358		4,302
Changes in fair value of past acquisitions		—		(12,273)		7,683		—		(4,590)		—		5,162		—		(117)		5,045		455
Business disposals		(12)		(25,036)		(3,009)		(56)		(28,113)		(482)		(17,788)		—		(29)		(18,299)		(46,412)
Transfer of completed development systems		(224)		—		—		227		3		292		—		—		(295)		(3)		—
Disposals		—		(2)		—		(2)		(4)		(197)		—		(161)		(235)		(593)		(597)
Effect of movements in exchange rates		(1,568)		(3,744)		(810)		45		(6,077)		(424)		(814)		—		(683)		(1,921)		(7,998)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		70		70		70
Impairment		—		(4,995)		—		—		(4,995)		—		—		—		—		—		(4,995)
Business combinations from disposals		—		1,950		—		—		1,950		—		—		—		—		—		1,950
Cost as of December 31, 2023	Ps.	73,952	Ps.	45,522	Ps.	12,934	Ps.	1,483	Ps.	133,891	Ps.	12,205	Ps.	236	Ps.	2,077	Ps.	5,441	Ps.	19,959	Ps.	153,850

Amortization and Impairment Losses	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Amortization as of January 1 2021	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,469)	Ps.	(827)	Ps.	(736)	Ps.	(929)	Ps.	(8,961)	Ps.	(8,961)
Amortization expense		—		—		—		—		—		(1,473)		(791)		(102)		(328)		(2,694)		(2,694)
Disposals		—		—		—		—		—		789		—		—		101		890		890
Effect of movements in exchange rates		—		—		—		—		—		792		10		—		(15)		787		787
Changes in value on the recognition of inflation effects		—		—		—		—		—		(53)		—		—		(1)		(54)		(54)
Amortization as of December 31 2021	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,414)	Ps.	(1,608)	Ps.	(838)	Ps.	(1,172)	Ps.	(10,032)	Ps.	(10,032)
Amortization as of January 1 2022	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,414)	Ps.	(1,608)	Ps.	(838)	Ps.	(1,172)	Ps.	(10,032)	Ps.	(10,032)
Amortization expense		—		—		—		—		—		(1,312)		(915)		(104)		(365)		(2,696)		(2,696)
Disposals		—		—		—		—		—		992		157		3		—		1,152		1,152
Effect of movements in exchange rates		—		—		—		—		—		(193)		(786)		—		(248)		(1,227)		(1,227)
Changes in value on the recognition of inflation effects		—		—		—		—		—		(94)		—		—		(1)		(95)		(95)
Amortization as of December 31 2022	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(7,021)	Ps.	(3,152)	Ps.	(939)	Ps.	(1,786)	Ps.	(12,898)	Ps.	(12,898)
Amortization as of January 1 2023	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(7,021)	Ps.	(3,152)	Ps.	(939)	Ps.	(1,786)	Ps.	(12,898)	Ps.	(12,898)
Amortization expense		—		—		—		—		—		(1,519)		(1,113)		(116)		(547)		(3,295)		(3,295)
Disposals		—		—		—		—		—		161		—		—		209		370		370
Business disposals		—		—		—		—		—		276		4,010		—		51		4,337		4,337
Impairment		—		—		(36)		—		(36)		—		—		—		—		—		(36)
Effect of movements in exchange rates		—		—		—		—		—		578		188		15		187		968		968
Changes in value on the recognition of inflation effects		—		—		—		—		—		(78)		—		—		—		(78)		(78)
Amortization as of December 31 2023	Ps.	—	Ps.	—	Ps.	(36)	Ps.	—	Ps.	(36)	Ps.	(7,603)	Ps.	(67)	Ps.	(1,040)	Ps.	(1,886)	Ps.	(10,596)	Ps.	(10,632)

Carrying Amount	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
As of December 31 2021	Ps.	75,396	Ps.	57,351	Ps.	8,073	Ps.	1,413	Ps.	142,233	Ps.	4,247	Ps.	9,192	Ps.	1,168	Ps.	1,298	Ps.	15,905	Ps.	158,138
As of December 31 2022	Ps.	75,756	Ps.	85,704	Ps.	9,044	Ps.	1,265	Ps.	171,769	Ps.	3,884	Ps.	10,336	Ps.	1,038	Ps.	3,745	Ps.	19,003	Ps.	190,772
As of December 31 2023	Ps.	73,952	Ps.	45,522	Ps.	12,898	Ps.	1,483	Ps.	133,855	Ps.	4,602	Ps.	169	Ps.	1,037	Ps.	3,555	Ps.	9,363	Ps.	143,218

Schedule of Allocation of Amortization Expenses
For the years ended December 31, 2023, 2022 and 2021, allocation for amortization expense is as follows:

	2023		2022		2021

Cost of goods sold	Ps.	1,229	Ps.	207	Ps.	254
Administrative expenses		1,257		1,771		1,630
Selling expenses		809		718		810
	Ps.	3,295	Ps.	2,696	Ps.	2,694

Summary of Average Remaining Period for Company's Intangible Assets Subject to Amortization
The average remaining period for the Company’s intangible assets that are subject to amortization is as follows:

Years
Technology Costs and Management Systems	3 - 10
Customer Relationships	6 - 25
Alcohol Licenses	12

Disclosure of Aggregate Carrying Amounts of Goodwill and Distribution Rights Allocated to Each CGU
The aggregate carrying amounts of goodwill, distribution rights and other indefinite lived intangible assets allocated to each CGU are as follows:

	December 31, 2023		December 31, 2022
Mexico	Ps.	56,662	Ps.	56,967
Guatemala		1,684		1,691
Nicaragua		404		404
Costa Rica		1,418		1,418
Panama		1,169		1,170
Colombia		3,635		3,583
Brazil		30,018		31,883
Argentina		245		426
Uruguay		2,381		2,512
Total	Ps.	97,616	Ps.	100,054

Details of Key Assumptions by CGU for Impairment Test
The key assumptions by CGU for impairment testing as of December 31, 2023 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation	Expected Volume Growth Rates
			2024‑2028	2024‑2028
Mexico	9.0%	6.3%	4.3%	4.4%
Brazil	10.1%	6.8%	3.8%	3.8%
Colombia	12.2%	7.7%	4.2%	6.8%
Argentina	20.8%	16.1%	70.8%	4.8%
Guatemala	9.3%	7.3%	4.0%	14.9%
Costa Rica	11.4%	8.8%	2.9%	6.6%
Nicaragua	23.3%	16.4%	2.6%	6.5%
Panama	11.6%	8.6%	2.0%	7.8%
Uruguay	9.7%	7.4%	5.7%	3.7%

The key assumptions by CGU for impairment testing as of December 31, 2022 were as follows:

	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation	Expected Volume Growth Rates
CGU			2023‑2027	2023‑2027
Mexico	9.5%	6.5%	4.3%	2.4%
Brazil	11.6%	7.2%	3.9%	4.3%
Colombia	13.9%	8.0%	3.9%	9.5%
Argentina	27.8%	19.8%	68.0%	4.5%
Guatemala	10.2%	7.6%	4.4%	14.8%
Costa Rica	15.4%	10.2%	3.3%	6.4%
Nicaragua	24.6%	11.8%	4.1%	6.0%
Panama	11.0%	8.3%	2.2%	4.0%
Uruguay	10.2%	7.4%	5.7%	4.0%
The key assumptions by the significant CGU (Chile) in the Health Division (Mexico, Colombia and Ecuador are insignificant) for impairment test as of December 31, 2023 was as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2024‑2028	Expected Sales Growth Rates 2024‑2028
Chile	7.3%	6.4%	2.6%	0.2%

The key assumptions by the significant CGU in the Health Division for impairment test as of December 31, 2022 was as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2023‑2027	Expected Sales Growth Rates 2023‑2027
Chile	9.3%	6.5%	4.9%	0.6%

Disclosure of Detailed Information About Sensitivity to Changes in Assumptions

CGU	Change in WACC		Change in Volume Growth CAGR (1)	Effect on Valuation
Mexico	+0.6	p.p.	-1.0%	Passes by 3.2x
Brazil	+0.8	p.p.	-1.0%	Passes by 0.9x
Colombia	+0.9	p.p.	-1.0%	Passes by 1.1x
Argentina	+3.3	p.p.	-1.0%	Passes by 0.9x
Guatemala	+0.7	p.p.	-1.0%	Passes by 5.4x
Costa Rica	+0.8	p.p.	-1.0%	Passes by 4x
Nicaragua	+3.3	p.p.	-1.0%	Passes by 0.8x
Panama	+0.7	p.p.	-1.0%	Passes by 2.2x
Uruguay	+0.3	p.p.	-1.0%	Passes by 2x

(1)Compound Annual Growth Rate (“CAGR”).

CGU	Change in WACC		Change in Sales Growth CAGR	Effect on Valuation
Chile	0.7	p.p.	(0.5)%	Passes by 1.85x